WARRANTS (Details) - Warrants [member] - $ / shares	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
IfrsStatementLineItems [Line Items]
Number of Warrants outstanding at beginning	33,510,696	56,919,787	44,158,331
Weighted Average Exercise Price, Warrants outstanding at beginning	$ 0.28	$ 0.22	$ 0.33
Warrants Issued pursuant to private placement			8,200,000
Weighted Average Exercise Price,Issued pursuant to private placement			$ 0.20
Warrants Issued pursuant to the Offering			23,162,579
Weighted Average Exercise Price,Issued pursuant to the Offering			$ 0.30
Expiration of broker warrants			(757,125)
Weighted Average Exercise Price, Expiration of broker warrants			$ 0.44
Expiration of warrants			(17,843,998)
Weighted Average Exercise Price, Expiration of warrants			$ 0.55
Expiration of warrants pursuant to convertible debt deemed re-issuance		(8,409,091)
Weighted Average Exercise Price, Expiration of warrants pursuant to convertible debt deemed re-issuance		$ 0.16
Expiration of warrants issued pursuant to private placement to PBIC		(15,000,000)
Weighted Average Exercise Price, Expiration of warrants issued pursuant to private placement to PBIC		$ 0.13
Issuance pursuant to the December Convertible Debentures (Note 11.1)	6,716,499
Weighted Average Exercise Price, Issuance pursuant to the December Convertible Debentures (Note 11.1)	$ 0.25
Issuance pursuant to the July Convertible Debentures (Note 11.2)	13,737,500
Weighted Average Exercise Price, Issuance pursuant to the July Convertible Debentures (Note 11.2)	$ 0.28
Issuance pursuant to the August Convertible Debentures (Note 11.2.1)	2,816,250
Weighted Average Exercise Price, Issuance pursuant to the August Convertible Debentures (Note 11.2.1)	$ 0.28
Issued pursuant to the Consulting Agreement with Goodness Growth (Note 13.2)	8,500,000
Weighted Average Exercise Price, Issued pursuant to the Consulting Agreement with Goodness Growth (Note 13.2)	$ 0.33
Expiration of warrants pursuant to Feb 2021 subscription	(8,200,000)
Weighted Average Exercise Price, Expiration of warrants pursuant to Feb 2021 subscription	$ 0.20
Expiration of warrants pursuant to the Offering (Special warrant issue)	(23,162,579)
Weighted Average Exercise Price, Expiration of warrants pursuant to the Offering (Special warrant issue)	$ 0.30
Expiration of warrants pursuant to terminate purchase agreement	(2,148,117)
Weighted Average Exercise Price, Expiration of warrants pursuant to terminate purchase agreement	$ 0.44
Number of Warrants outstanding at ending	31,770,249	33,510,696	56,919,787
Weighted Average Exercise Price, Warrants outstanding at ending	$ 0.29	$ 0.28	$ 0.22